9. Employee Benefits (Details Narrative) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee Benefits Details Narrative
Employer's contributions	€ 438	€ 362	€ 269